Performance Management				3 Months Ended
	Oct. 18, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2022	Jun. 30, 2020	Mar. 31, 2020
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1-year, 5-year, and since inception periods compared with those of the Index and another broad measure of commodity market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 25.41% (quarter ended March 31, 2022) and the Fund’s lowest quarterly return was —23.25% (quarter ended March 31, 2020). The calendar year-to-date total return of the Fund as of September 30, 2024 was 5.51%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1-year, 5-year, and since inception periods compared with those of the Index and another broad measure of commodity market performance.
Bar Chart, Year to Date Return		5.51%
Highest Quarterly Return				25.41%
Lowest Quarterly Return						23.25%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance [Table]
	1 Year	5 Years	Since Inception (05/22/2015)
Return Before Taxes	-8.39%	6.78%	3.86 ]%
Return After Taxes on Distributions	-10.49%	2.84 ]%	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	-5.00	3.68%	1.78%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	-7.91%	-7.23%	4.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares HIPS US High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the period of time shown in the bar chart above, the Fund’s highest quarterly return was 26.08% (quarter ended June 30, 2020), and the Fund’s lowest quarterly return was -41.70% (quarter ended March 31, 2020). The calendar year-to-date total return of the Fund as of September 30, 2024 was 12.60%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance.
Bar Chart, Year to Date Return		12.60%
Highest Quarterly Return					26.08%
Lowest Quarterly Return						(41.70%)
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2023
Performance [Table]
	1 Year	5 Year	Since Inception (1/6/2015)
Return Before Taxes	13.77%	5.83%	3.22%
Return After Taxes on Distributions	10.17%	2.76%	0.16%
Return After Taxes on Distributions and Sale of Shares	8.00%	3.13 ]%	1.04%
EQM High Income Pass-Through Securities Index (reflects no deduction for fees, expenses, or taxes) [1]	14.58%	6.58%	3.93%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.22%

[1]	Effective March 16, 2023, the Fund’s Index changed from the TFMS HIPS Index to the EQM High Income Pass-Through Securities Index. The inception date for the EQM High Income Pass-Through Securities Index is March 06, 2023.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares Nasdaq Select Disruptors ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the period of time shown in the bar chart above, the Fund’s highest quarterly return was 24.15% (quarter ended June 30, 2020), and the Fund’s lowest quarterly return was -20.28% (quarter ended March 31, 2022). The calendar year-to-date total return of the Fund as of September 30, 2023 was 16.38%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of the Index.
Bar Chart, Year to Date Return			16.38%
Highest Quarterly Return					24.15%
Lowest Quarterly Return				(20.28%)
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance [Table]
	1 Year	Since Inception (10/04/2019)
Return Before Taxes	41.40%	15.60%
Return After Taxes on Distributions	41.24%	15.46%
Return After Taxes on Distributions and Sale of Fund Shares	24.59%	12.45%
XOUT U.S. Large Cap Total Return Index (reflects no deduction for fees, expenses or taxes) [1]	42.94%	19.84%

[1]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 07, 2023.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747